INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2014
INTANGIBLE ASSETS [Abstract]
Schedule of Intangible Assets

Intangible assets consist of:

	September 30, 2014	December 31, 2013
Technology license	$370,000	$-
Customer relationships	2,607,000	227,000
	2,997,000	227,000
Less accumulated amortization	(54,851)	-
Total	$2,922,149	$227,000